Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-16 - Fidelity Managed Retirement 2015 Fund	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2015 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNI Past 1 year	IXZNI Past 5 years	IXZNI Past 10 years
Total	4.25%	6.41%	6.30%	3.27%	4.45%	4.93%	2.86%	4.56%	4.67%	10.88%	7.95%	7.20%	7.51%	4.44%	3.84%	10.61%	8.08%	7.62%